Condensed Consolidated Interim Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
Condensed Consolidated Interim Statements of Operations [Abstract]
Sales	$ 3,690	[1]	$ 4,904	[1]
Cost of sales	2,355		3,144
Gross profit	1,335		1,760
Operating expenses:
Research and development, net	1,473		2,389
Sales and marketing	2,163		2,212
General and administrative	2,133		1,578
Total operating expenses	5,769		6,179
Operating loss	(4,434)		(4,419)
Financing loss, net	(49)		(57)
Loss before income tax expense	(4,483)		(4,476)
Taxes on income
Net Loss	$ (4,483)		$ (4,476)
Net Loss Per Share - Basic and Diluted	$ (0.35)		$ (0.54)
Weighted Average Number of Ordinary Shares Outstanding - Basic and Diluted	12,763,218		8,233,649

[1]	Sales are attributed to geographical areas based on location of customers.The Company's property and equipment is primarily located in Israel